UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, BlackRock California Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock California Investment Quality Municipal Trust Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
California - 127.7%	$500	California Infrastructure and Economic Development Bank, Revenue Refunding
		Bonds (The Salvation Army - Western Territory), 5% due 9/01/2027 (a)	$518
	500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue
		Bonds (Waste Management Inc. Project), AMT, Series C, 5.125% due 11/01/2023	490
	500	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
		(Mortgage-Backed Securities Program), AMT, Series A, 5.40% due 12/01/2036 (b)(c)	532
	40	California State, GO, 5.75% due 3/01/2019	40
	1,000	California State, GO, Refunding, 5% due 9/01/2032	1,004
	500	California State Public Works Board, Lease Revenue Bonds (Department of
		Corrections), Series H, 5% due 11/01/2031	489
	625	California State University, Systemwide Revenue Refunding Bonds, Series C, 5% due 11/01/2038 (e)	644
	500	California Statewide Communities Development Authority Revenue Bonds
		(Kaiser Permanente), Series B, 5.25% due 3/01/2045	502
	500	California Statewide Communities Development Authority, Revenue Refunding
		Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25% due 8/01/2031	508
	500	California Statewide Communities Development Authority, Revenue Refunding
		Bonds (Kaiser Permanente), Series A, 5% due 4/01/2031	499
	500	Chabot-Las Positas, California, Community College District, GO (Election of 2004),
		Series B, 5% due 8/01/2031 (a)	518
	500	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds
		(Inland Empire Utility Agency), Series A, 5% due 11/01/2033 (a)	509
	320	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
		Series B, 5% due 12/01/2027	323
	275	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
		Series D, 5% due 12/01/2027	278
	600	Contra Costa, California, Water District, Water Revenue Refunding Bonds,
		Series O, 5% due 10/01/2024 (a)	638
	600	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
		Revenue Bonds, Series B, 5.50% due 6/01/2013 (f)	674
Portfolio Abbreviations

To simplify the listings of BlackRock California Investment Quality Municipal Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDR	Industrial Development Revenue Bonds
S/F	Single-Family

BlackRock California Investment Quality Municipal Trust Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$400	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
		Bonds, Series B, 5.625% due 6/01/2013 (f)	$452
	250	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
		Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047	216
	510	Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds (Ontario
		International Airport), AMT, Series A, 5% due 5/15/2026 (e)	516
	945	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue
		Bonds (American Airlines Inc.), AMT, Series B, 7.50% due 12/01/2024	995
	500	Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%
		due 7/01/2035 (d)	519
	1,000	Los Angeles County, California, Community Facilities District Number 3, Special Tax Refunding
		Bonds (Improvement Area A), Series A, 5.50% due 9/01/2014 (d)	1,023
	500	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5%
		due 7/01/2037	523
	1,000	Poway, California, Unified School District, Special Tax Bonds (Community Facilities District
		Number 6), 5.60% due 9/01/2033	1,004
	1,000	San Bernardino County, California, Special Tax Bonds (Community Facilities District
		Number 2002-1), 5.90% due 9/01/2033	979
	500	Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%
		due 12/01/2049 (b)(c)	543
	500	Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds,
		Series A, 5% due 11/01/2033	482
	40	Southern California Public Power Authority, Transmission Project Revenue Refunding Bonds,
		5.50% due 7/01/2020 (e)	40
	900	Tobacco Securitization Authority of Southern California, Asset-Backed Revenue Bonds, Senior
		Series A, 5.625% due 6/01/2012 (f)	1,009
	750	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities
		District Number 97-1), Series A, 5% due 9/01/2032 (d)	762
	500	Vacaville, California, Unified School District, GO (Election of 2001), 5% due 8/01/2030 (e)	519
Puerto Rico - 17.2%	85	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series L, 5.25% due 7/01/2038 (a)	87
	315	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2014 (f)	354
	185	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034	180
	255	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2013 (f)	287
	700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue
		Bonds (Ana G. Mendez University System Project), 5% due 3/01/2026	660

BlackRock California Investment Quality Municipal Trust Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

Face
Amount	Municipal Bonds	Value
$745	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series
	E, 5.50% due 2/01/2012 (f)	$824
	Total Municipal Bonds (Cost - $19,585) - 144.9%	20,140
Shares Held	Short-Term Securities
1,521	CMA California Municipal Money Fund, 2.12% (g)(h)	1,521
	Total Short-Term Securities (Cost - $1,521) - 10.9%	1,521
	Total Investments (Cost - $21,106*) - 155.8%	21,661
	Liabilities in Excess of Other Assets - (1.8%)	(251)
	Preferred Shares, at Redemption Value - (54.0%)	(7,506)
	Net Assets Applicable to Common Shares - 100.0%	$13,904

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as
	computed for federal income tax purposes, were as follows:
	Aggregate cost	$21,106
	Gross unrealized appreciation	$795
	Gross unrealized depreciation	(240)
	Net unrealized appreciation	$555
(a)	AMBAC Insured.
(b)	FHLMC Collateralized.
(c)	FNMA/GNMA Collateralized.
(d)	FSA Insured.
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
CMA California Municipal Money Fund	1,103	$5
(h)	Represents the current yield as of January 31, 2008.

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Investment Quality Municipal Trust, Inc

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: March 24, 2008